Borrowings - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 20,188	R 18,791	R 17,119
Cash and cash equivalents	26,038	30,257	20,206
Net (cash) debt	(5,850)	(11,466)	(3,087)
Adjusted EBITDA	R 41,111	R 68,606	R 49,385
Actual leverage ratio	(0.14)	(0.17)	(0.06)